Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	ARK ETF Trust
Entity Central Index Key	0001579982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 20, 2023
Document Effective Date	Nov. 30, 2023
Prospectus Date	Nov. 30, 2023
ARK Innovation ETF | ARK Innovation ETF
Prospectus:
Trading Symbol	ARKK
ARK Next Generation Internet ETF | ARK Next Generation Internet ETF
Prospectus:
Trading Symbol	ARKW
ARK Fintech Innovation ETF | ARK Fintech Innovation ETF
Prospectus:
Trading Symbol	ARKF
ARK Genomic Revolution ETF | ARK Genomic Revolution ETF
Prospectus:
Trading Symbol	ARKG
ARK Autonomous Technology & Robotics ETF | ARK Autonomous Technology & Robotics ETF
Prospectus:
Trading Symbol	ARKQ
ARK Space Exploration & Innovation ETF | ARK Space Exploration & Innovation ETF
Prospectus:
Trading Symbol	ARKX
The 3D Printing ETF | The 3D Printing ETF
Prospectus:
Trading Symbol	PRNT
ARK Israel Innovative Technology ETF | ARK Israel Innovative Technology ETF
Prospectus:
Trading Symbol	IZRL